Financial Instruments	12 Months Ended
Dec. 31, 2022
Disclosure Of Financial Instruments Text Block Abstract
Financial Instruments

Note 19 - Financial Instruments

Framework for risk management

The Board of Directors has overall responsibility for the establishment and oversight of the Group’s risk management framework.

The Group’s risk management practice was formulated to identify and analyze the risks that the Group faces, to set appropriate limits for the risks and controls, and to monitor the risks and their compliance with the limits. The risk policy and risk management methods are reviewed regularly to reflect changes in market conditions and in the Group’s operations. The Group acts to develop an effective control environment in which all employees understand their roles and commitment.

The Group Audit Committee oversees how management monitors compliance with the Group’s risk management policies and procedures, and reviews the adequacy of the risk management framework in relation to the risks faced by the Group. The Group Audit Committee is assisted in its oversight role by Internal Audit. Internal Audit undertakes both regular and ad hoc reviews of risk management controls and procedures, the results of which are reported to the Audit Committee.

A.	Risk management

1.	Credit risk

Credit risk is the risk of financial loss to the Group if a debtor or counterparty to a financial instrument fails to meet its contractual obligations, and arises mainly from the Company’s receivables. The Group restricts exposure to credit risk by investing only in bank deposits.

The Group held cash and cash equivalents and short-term and long-term deposits of USD 31,682 thousand at December 31, 2022 (2021 – USD 47,360 thousand). These are held with banks, which are rated A2, based on Moody’s Rating Agency ratings. The short-term deposits, mainly in USD, bear fixed interest ranging between 0.8% - 5.2%.

The carrying amount of cash and cash equivalents and short-term deposits approximate their fair value.

As of December 31, 2022 the group has an amount of USD 152 thousand in short term deposits guaranteed for the Group’s leases and credit and am amount of USD 700 thousand in short term deposits guaranteed for hedging transactions.

2.	Market risk

Market risk is the risk that changes in market prices, such as foreign currency exchange rates, the CPI, interest rates and the prices of equity instruments, will influence the Group’s results or the value of its holdings in financial instruments. The objective of market risk management is to manage and control market risk exposures within acceptable parameters, while optimizing returns.

The Group hedges the foreign currency risk exposure that derives from salary expenses by means of foreign currency derivatives.

In the framework of assessing whether the aforesaid hedging relationships qualify for hedge accounting, the Group applies the mandatory reliefs set forth in the amendments to IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosures, Interest Rate Benchmark Reform.

Therefore, as at December 31, 2022 the Group is of the opinion that these hedging relationships continue to qualify for hedge accounting.

Currency risk

The Group is exposed to currency risk mainly for cash and purchases for research and development expenses that are denominated in NIS and EURO. Therefore, the Group is exposed to exchange rate fluctuations in these currencies against the dollar and takes steps to reduce the currency risk by maintaining its liquid resources in accordance with its future needs.

Set forth below is a sensitivity test to possible changes in USD/NIS exchange rate as of December 31, 2022:

Sensitive instrument	Income (loss) from change in exchange rate (U.S. dollars in thousands)		Value (U.S. dollars in thousands)	Income (loss) from change in exchange rate (U.S. dollars in thousands)
	Down 2%	Down 5%		Up 5%	Up 2%
Cash and cash equivalents and deposits	19	48	960	(48)	(19)
Other current assets	17	42	841	(42)	(17)
Accounts payable	(4)	(10)	(205)	10	4
Other payables	(33)	(83)	(1,668)	83	33
Post-employment benefit liabilities	(3)	(7)	(145)	7	3
Total income (loss)	(4)	(10)		10	4

Set forth below is a sensitivity test to possible changes in USD/ EURO exchange rate as of December 31, 2022:

Sensitive instrument	Income (loss) from change in exchange rate (U.S. dollars in thousands)		Value (U.S. dollars in thousands)	Income (loss) from change in exchange rate (U.S. dollars in thousands)
	Down 2%	Down 5%		Up 5%	Up 2%
Cash and cash equivalents and deposits	45	112	2,246	(112)	(45)
Accounts payable	(20)	(49)	(979)	49	20
Other payables	(4)	(10)	(207)	10	4
Total income (loss)	21	53		(53)	(21)

B.	Financial instruments measured at fair value:

1.	In October 2021, the Company received a convertible note in the amount of $1.5 million and a warrant for 300 thousand Coeptis shares as part of Coeptis termination at an exercise price of $5 per warrant. The warrants are exercisable until September 21, 2024.

This convertible debt instrument does not meet the solely payments of principal and interest (SPPI) criterion and therefore measure at fair value through profit or loss.

The fair value of these financial instrument as of December 31,2022 was measured at USD 431 thousand (2021- USD 187 thousand).

2.	Fair value hierarchy of financial instruments measured at fair value:

	December 31, 2022
	Level 1	Level 2	Level 3	Total
	USD thousands
Financial asset
Convertible debt instrument and warrant (see Note 19B (1))			431	431

	December 31, 2021
	Level 1	Level 2	Level 3	Total
	USD thousands
Financial asset
Convertible debt instrument and warrant (see Note 19B (1))			187	187

Details regarding fair value measurement at Level 3:

Financial instrument	Valuation method for determining fair value	Significant unobservable inputs

For the year ended December 31, 2022
Warrant	Black - Scholes	expected term	1.72 years
		expected volatility	117.42%
		annual risk free interest	4.47%
		dividend yield	0%

Convertible debt instrument	DLOM	expected term	0.66 years
		DLOM	37.6%

For the year ended December 31, 2021
Warrant	Black - Scholes	expected term	2.75 years
		expected volatility	125%
		annual risk free interest	0.97%
		dividend yield	0%